Annual Total Returns - BlackRock LifePath Index 2065 Fund (Class K) [BarChart]	Apr. 30, 2021
Class K | BlackRock LifePath Index 2065 Fund | Class K Shares
Bar Chart Table:
Annual Return 2020	15.47%